Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.55202%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,782,367.23

Principal:
Principal Collections	$28,153,632.29
Prepayments in Full	$12,868,322.46
Liquidation Proceeds	$348,481.17
Recoveries	$38,508.89
Sub Total	$41,408,944.81
Collections	$46,191,312.04

Purchase Amounts:
Purchase Amounts Related to Principal	$62,016.29
Purchase Amounts Related to Interest	$174.30
Sub Total	$62,190.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,253,502.63

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,253,502.63
Servicing Fee	$1,053,935.64	$1,053,935.64	$0.00	$0.00	$45,199,566.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,199,566.99
Interest - Class A-2a Notes	$1,035,139.32	$1,035,139.32	$0.00	$0.00	$44,164,427.67
Interest - Class A-2b Notes	$754,491.98	$754,491.98	$0.00	$0.00	$43,409,935.69
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$41,505,335.69
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$41,145,995.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,145,995.69
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$40,952,962.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,952,962.94
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$40,952,962.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,952,962.94
Regular Principal Payment	$49,646,548.65	$40,952,962.94	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,253,502.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,952,962.94
Total					$40,952,962.94

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,178,239.44	$71.10	$1,035,139.32	$3.18	$24,213,378.76	$74.28
Class A-2b Notes	$17,774,723.50	$71.10	$754,491.98	$3.02	$18,529,215.48	$74.12
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$40,952,962.94	$25.94	$4,246,604.05	$2.69	$45,199,566.99	$28.63

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$277,889,750.10	0.8524225	$254,711,510.66	0.7813237
Class A-2b Notes	$213,105,636.59	0.8524225	$195,330,913.09	0.7813237
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,178,935,386.69	0.7466626	$1,137,982,423.75	0.7207256

Pool Information
Weighted Average APR	4.889%	4.902%
Weighted Average Remaining Term	48.45	47.71
Number of Receivables Outstanding	38,658	37,875
Pool Balance	$1,264,722,768.70	$1,223,059,249.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,199,804,250.74	$1,160,867,803.84
Pool Factor	0.7580549	0.7330824

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$62,191,445.97
Targeted Overcollateralization Amount	$93,770,411.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,076,826.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$231,066.68
(Recoveries)		9	$38,508.89
Net Loss for Current Collection Period			$192,557.79
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1827%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3925%
Second Prior Collection Period			0.4473%
Prior Collection Period			0.3745%
Current Collection Period			0.1858%
Four Month Average (Current and Prior Three Collection Periods)			0.3500%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		637	$2,085,353.39
(Cumulative Recoveries)			$119,720.24
Cumulative Net Loss for All Collection Periods			$1,965,633.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1178%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,273.71
Average Net Loss for Receivables that have experienced a Realized Loss			$3,085.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.78%	224	$9,509,932.03
61-90 Days Delinquent	0.10%	34	$1,215,549.86
91-120 Days Delinquent	0.04%	9	$445,088.01
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.91%	267	$11,170,569.90

Repossession Inventory:
Repossessed in the Current Collection Period		15	$647,362.19
Total Repossessed Inventory		26	$1,122,849.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0911%
Prior Collection Period			0.1138%
Current Collection Period			0.1135%
Three Month Average			0.1061%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1358%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	78	$3,596,459.69
2 Months Extended	127	$5,722,958.19
3+ Months Extended	24	$1,099,649.97

Total Receivables Extended	229	$10,419,067.85

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer